CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (9,061,231)	$ (1,317,900)	¥ (3,736,932)	¥ (3,074,022)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	312,138	45,399	348,921	306,495
Amortization of intangible assets	346,672	50,421	112,860	102,242
Amortization of licensed copyrights	12,055,624	1,753,418	7,491,955	4,036,121
Amortization and impairment of produced content	2,265,543	329,510	811,448	574,530
Impairment of licensed copyrights	180,615	26,269	390,235	212,219
Impairment of long-term investments	0	0	32,938	0
Provision for doubtful accounts	107,223	15,595	56,048	7,245
Unrealized foreign exchange loss/(gain)	940,479	136,787	(333,601)	180,574
Loss on disposal of fixed assets	4,184	609	4,594	1,166
Accretion on convertible notes payable or convertible senior notes	23,912	3,478	112,457	0
Barter transaction revenue	(1,082,964)	(157,511)	(762,741)	(382,478)
Share-based compensation	556,211	80,897	233,424	62,392
Share of losses on equity method investments	16,965	2,467	263	100
Fair value change of equity investments with no readily determinable fair values under the measurement alternative	(189,639)	(27,582)	0	0
Fair value change of assets and liabilities remeasured at fair value on a recurring basis	13,005	1,891	0	0
Deferred income tax expense/(benefit)	(45,086)	(6,557)	(12,214)	478
Amortization of deferred income	(5,346)	(778)	0	0
Other non-cash expenses	20,128	2,927	(2,532)	29,016
Changes in operating assets and liabilities
Accounts receivable	(543,988)	(79,120)	(512,060)	(322,756)
Amounts due from related parties	(155,361)	(22,596)	56,720	(57,941)
Produced content	(4,544,977)	(661,039)	(1,962,221)	(872,425)
Prepayments and other assets	(735,191)	(106,929)	(549,301)	(173,417)
Accounts payable	583,099	84,808	1,050,178	1,076,988
Amounts due to related parties	435,911	63,401	(184,882)	19,138
Customer advances and deferred revenue	466,961	67,917	836,946	456,823
Accrued expenses and other current liabilities	808,277	117,559	646,814	389,004
Interest payables	9,253	1,346	(123,618)	42,943
Other non-current liabilities	101,769	14,802	6,085	(2,314)
Net cash provided by operating activities	2,884,186	419,489	4,011,784	2,612,121
Cash flows from investing activities:
Acquisition of fixed assets	(611,910)	(88,999)	(1,022,315)	(399,885)
Acquisition of intangible assets	(387,539)	(56,365)	(110,290)	(42,120)
Acquisition of licensed copyrights	(13,042,056)	(1,896,888)	(9,087,438)	(5,290,838)
Purchase of long-term investments	(883,375)	(128,482)	(553,003)	(163,990)
Acquisition of business, net of cash acquired	(1,018,002)	(148,062)	0	0
Film investment as passive investor	(2,932)	(426)	(11,075)	(31,751)
Proceeds from film investments as passive investor	6,173	898	31,093	5,484
Loans provided to related parties and third parties	(400,370)	(58,231)	(2,279,238)	0
Repayment of loans provided to related parties	275,000	39,997	2,393,654	0
Purchases of held-to-maturity investments	0	0	(1,750,000)	0
Maturities of held-to-maturity investments	0	0	1,750,000	0
Purchase of available-for-sale debt securities	(26,103,910)	(3,796,656)	(13,770,043)	(4,499,000)
Maturity of available-for-sale debt securities	21,219,827	3,086,296	13,747,981	3,759,000
Net cash used for investing activities	(20,949,094)	(3,046,918)	(10,660,674)	(6,663,100)
Cash flows from financing activities:
Proceeds from loans from related parties	650,000	94,539	2,220,000	4,000,000
Repayments of loans from related parties	0	0	(6,726,000)	(688,234)
Proceeds from short-term loans	3,387,008	492,620	299,374	100,000
Repayments of short-term loans	(639,933)	(93,074)	(100,000)	0
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	453,802	66,003	299,000	0
Repayment of long-term loan	(99,119)	(14,416)	(5,000)	0
Purchase of capped call	(464,825)	(67,606)	0	0
Proceeds from issuance of a subsidiary’s equity to noncontrolling interest holders	19,500	2,836	45,500	0
Proceeds from initial public offering, net of issuance costs	14,896,761	2,166,644	0	0
Capital contribution from parent company	170,548	24,805	0	0
Proceeds from exercise of share options	66,554	9,680	0	0
Net cash provided by financing activities	23,474,959	3,414,292	6,561,110	3,411,766
Effect of exchange rate changes on cash, cash equivalents and restricted cash	617,386	89,791	(143,417)	14,681
Net (decrease)/increase in cash, cash equivalents and restricted cash	6,027,437	876,654	(231,197)	(624,532)
Cash, cash equivalents and restricted cash at the beginning of the year	733,010	106,612	964,207	1,588,739
Cash, cash equivalents and restricted cash at the end of the year	6,760,447	983,266	733,010	964,207
Supplemental disclosures of cash flow information:
Cash paid for interest	46,390	6,747	282,045	66,651
Cash paid for income taxes	20,054	2,917	22,472	413
Acquisition of fixed assets included in accounts payable	259,948	37,808	150,434	107,723
Acquisition of licensed copyrights included in accounts payable and deferred revenue	6,336,656	921,628	4,040,476	2,194,554
Acquisition of licensed copyrights from nonmonetary content exchanges	642,262	93,413	781,513	385,318
Acquisition of long-term investments with non-cash consideration	763,750	111,083	0	0
Related Parties
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	0	0	2,064,360	0
External Investor
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	0	0	8,463,876	0
Convertible Senior Notes
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	¥ 5,034,663	$ 732,261	¥ 0	¥ 0